Customer Accounts - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Customer accounts	₸ 7,531,286	₸ 6,561,950
Accrued interest included in term deposits of customer accounts	66,419	51,212
Customer accounts held as prepayments on loans to customers	₸ 100,816	₸ 83,654
KZT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of customer accounts predominately denominated	93.00%	91.00%
Top Twenty Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Customer accounts	₸ 78,145	₸ 76,413
Percentage of customer accounts due to customers	1.04%	1.16%